Segment Reporting (Notes)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Segment Reporting
Segment Reporting
Effective January 1, 2014, we began operating under two segments, which also represent our reportable segments, “Broadcast” and “Digital,” that are disclosed separately from our corporate activities. Our Broadcast segment includes 43 television stations and seven digital channels that are either owned, operated or serviced by us in 23 U.S. markets, all of which are engaged principally in the sale of television advertising and digital advertising primarily related to our television station companion websites, and our Digital segment includes the operating results of our digital companies; LIN Digital, LIN Mobile, Nami Media, HYFN, Dedicated Media, and Federated Media (acquired in February 2014). Unallocated corporate expenses primarily include our costs to operate as a public company and to operate our corporate locations. All revenues are generated in the United States of America. All impacted sections of this filing have been updated to reflect this change in reportable segments.

We use earnings before interest, taxes, depreciation and amortization, excluding non-recurring charges, restructuring charges, share-based compensation, loss or gain on sales of assets, and cash paid for programming (“Adjusted EBITDA”) as the primary financial measure reported to the chief executive officer (the chief operating decision maker) for use in assessing our operating segments’ operating performance. We believe that this measure is useful to investors because it eliminates a significant level of non-cash depreciation and amortization expense and other non-recurring charges and as a result, allows investors to better understand our operating segments’ performance. All adjustments to Adjusted EBITDA presented below to arrive at consolidated pre-tax income (loss) except for depreciation and amortization and cash paid for programming relate primarily to corporate activities. Cash paid for programming pertains only to our Broadcast segment. As a result, we have disclosed depreciation and amortization by segment, as this is the only adjustment to operating income that the chief executive officer reviews on a segment basis. We have presented prior period information to reflect our current reportable segments.

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Net revenues:
Broadcast	$576,510	$512,367	$372,783
Digital	75,853	41,095	27,220
Total net revenues	$652,363	$553,462	$400,003

The following table is a reconciliation of Adjusted EBITDA to consolidated income before (benefit from) provision for income taxes.

	Year ended December 31,
	2013	2012	2011
		(in thousands)

Segment Adjusted EBITDA:
Broadcast	$205,843	$241,831	$141,081
Digital	4,020	1,970	292
Total segment Adjusted EBITDA	209,863	243,801	141,373
Unallocated corporate	(23,966)	(24,268)	(18,514)
Less:
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Amortization of program rights	29,242	23,048	21,406
Share-based compensation	9,374	6,857	6,176
Non-recurring and acquisition-related charges (1)	10,842	3,207	2,171
Restructuring charge	3,895	1,009	707
Contract termination costs	3,887	—	—
Loss on sale of assets	710	96	472
Add:
Cash payments for programming	31,677	24,258	24,622
Operating income	89,944	171,061	89,104
Other expense:
Interest expense, net	56,607	46,683	50,706
Share of loss in equity investments	56	98,309	4,957
Gain on derivative instruments	—	—	(1,960)
Loss on extinguishment of debt	—	3,341	1,694
Other expense, net	2,100	237	51
Total other expense, net	58,763	148,570	55,448
Consolidated income before (benefit from) provision for income taxes	$31,181	$22,491	$33,656
____________________________________________
(1) Non-recurring charges for the year ended December 31, 2013 primarily consist of expenses related to the Merger. Charges for the years ended December 31, 2012 and 2011 relate solely to acquisitions.

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Operating income (loss):
Broadcast	$142,753	$207,431	$118,399
Digital	(365)	(461)	(815)
Unallocated corporate	(52,444)	(35,909)	(28,480)
Total operating income	$89,944	$171,061	$89,104

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Depreciation and amortization:
Broadcast	$64,887	$35,521	$25,761
Digital	4,046	2,365	1,105
Unallocated corporate	747	627	579
Total depreciation and amortization	$69,680	$38,513	$27,445

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Capital expenditures:
Broadcast	$22,957	$23,342	$18,616
Digital	4,416	2,884	722
Unallocated corporate	2,001	2,004	731
Total capital expenditures	$29,374	$28,230	$20,069

	December 31,	December 31,
	2013	2012
	(in thousands)
Assets:
Broadcast	$1,100,343	$1,136,861
Digital	69,690	29,351
Unallocated corporate	46,817	75,202
Total assets	$1,216,850	$1,241,414

LIN Television
Entity Information [Line Items]
Segment Reporting
Segment Reporting
Effective January 1, 2014, we began operating under two segments, which also represent our reportable segments, “Broadcast” and “Digital” that are disclosed separately from our corporate activities. Our Broadcast segment includes 43 television stations and seven digital channels that are either owned, operated or serviced by us in 23 U.S. markets, all of which are engaged principally in the sale of television advertising and digital advertising primarily related to our television station companion websites, and our Digital segment includes the operating results of our digital companies; LIN Digital, LIN Mobile, Nami Media, HYFN, Dedicated Media, and Federated Media (acquired in February 2014). Unallocated corporate expenses primarily include our costs to operate as a public company and to operate our corporate locations. All revenues are generated in the United States of America. All impacted sections of this filing have been updated to reflect this change in reportable segments.

We use earnings before interest, taxes, depreciation and amortization, excluding non-recurring charges, restructuring charges, share-based compensation, loss or gain on sales of assets, and cash paid for programming (“Adjusted EBITDA”) as the primary financial measure reported to the chief executive officer (the chief operating decision maker) for use in assessing our operating segments’ operating performance. We believe that this measure is useful to investors because it eliminates a significant level of non-cash depreciation and amortization expense and other non-recurring charges and as a result, allows investors to better understand our operating segments’ performance. All adjustments to Adjusted EBITDA presented below to arrive at consolidated pre-tax income (loss) except for depreciation and amortization and cash paid for programming relate primarily to corporate activities. Cash paid for programming pertains only to our Broadcast segment. As a result, we have disclosed depreciation and amortization by segment, as this is the only adjustment to operating income that the chief executive officer reviews on a segment basis. We have presented prior period information to reflect our current reportable segments.

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Net revenues:
Broadcast	$576,510	$512,367	$372,783
Digital	75,853	41,095	27,220
Total net revenues	$652,363	$553,462	$400,003

The following table is a reconciliation of Adjusted EBITDA to consolidated income before (benefit from) provision for income taxes.

	Year ended December 31,
	2013	2012	2011
		(in thousands)

Segment Adjusted EBITDA:
Broadcast	$205,843	$241,831	$141,081
Digital	4,020	1,970	292
Total segment Adjusted EBITDA	209,863	243,801	141,373
Unallocated corporate	(23,257)	(24,268)	(18,514)
Less:
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Amortization of program rights	29,242	23,048	21,406
Share-based compensation	9,374	6,857	6,176
Non-recurring and acquisition-related charges (1)	10,842	3,207	2,171
Restructuring charge	3,895	1,009	707
Contract termination costs	3,887	—	—
Loss on sale of assets	710	96	472
Add:
Cash payments for programming	31,677	24,258	24,622
Operating income	90,653	171,061	89,104
Other expense:
Interest expense, net	56,627	46,683	50,706
Share of loss in equity investments	56	98,309	4,957
Gain on derivative instruments	—	—	(1,960)
Loss on extinguishment of debt	—	3,341	1,694
Other expense, net	2,100	237	51
Total other expense, net	58,783	148,570	55,448
Consolidated income before (benefit from) provision for income taxes	$31,870	$22,491	$33,656
____________________________________________
(1) Non-recurring charges for the year ended December 31, 2013 primarily consist of expenses related to the Merger. Charges for the years ended December 31, 2012 and 2011 relate solely to acquisitions.

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Operating income (loss):
Broadcast	$142,753	$207,431	$118,399
Digital	(365)	(461)	(815)
Unallocated corporate	(51,735)	(35,909)	(28,480)
Total operating income	$90,653	$171,061	$89,104

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Depreciation and amortization:
Broadcast	$64,887	$35,521	$25,761
Digital	4,046	2,365	1,105
Unallocated corporate	747	627	579
Total depreciation and amortization	$69,680	$38,513	$27,445

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Capital expenditures:
Broadcast	$22,957	$23,342	$18,616
Digital	4,416	2,884	722
Unallocated corporate	2,001	2,004	731
Total capital expenditures	$29,374	$28,230	$20,069

	December 31,	December 31,
	2013	2012
	(in thousands)
Assets:
Broadcast	$1,100,343	$1,136,861
Digital	69,690	29,351
Unallocated corporate	46,917	75,202
Total assets	$1,216,950	$1,241,414